Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME
Certain amounts included in the statement of comprehensive income are net of reclassification adjustments. The following tables summarize those reclassification adjustments (net of taxes):

	Year Ended December 31, 2015
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2014	$7,948	$313	$8,261
Other comprehensive loss before reclassifications	(2,386)	(16)	(2,402)
Amounts reclassified from accumulated other comprehensive income (loss)	255	(63)	192
Net current-period other comprehensive income	(2,131)	(79)	(2,210)
Balance at December 31, 2015	$5,817	$234	$6,051

	Year Ended December 31, 2014
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2013	$5,950	$263	$6,213
Other comprehensive income before reclassifications	1,802	50	1,852
Amounts reclassified from accumulated other comprehensive income	196	—	196
Net current-period other comprehensive income	1,998	50	2,048
Balance at December 31, 2014	$7,948	$313	$8,261

	Year Ended December 31, 2013
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2012	$10,495	$110	$10,605
Other comprehensive loss before reclassifications	(4,840)	(43)	(4,883)
Amounts reclassified from accumulated other comprehensive income	295	196	491
Net current-period other comprehensive (loss) income	(4,545)	153	(4,392)
Balance at December 31, 2013	$5,950	$263	$6,213

The following tables summarize the reclassifications out of accumulated other comprehensive income:

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income			Affected line item in the statement where net income is presented
	Years Ended December 31,
	2015	2014	2013
Unrealized gains on securities	$392	$301	$454	Net realized gains on investments, excluding other-than-temporary impairment losses
	(137)	(105)	(159)	Provision for income taxes
	$255	$196	$295	Net of tax
OTTI	$(97)	$—	$301	Portion of net (loss) gain recognized in other comprehensive income, before taxes
	34	—	(105)	Provision for income taxes
	$(63)	$—	$196	Net of Tax
Total reclassifications for the period	$192	$196	$491	Net of tax